Exhibit 99.1

World Omni Select Auto Trust 2021-A
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	117,827,055.15	11,497
Principal Payments	7,018,832.66	239
Defaulted Receivables	548,530.13	45
Repurchased Accounts	0.00	0
Pool Balance at 08/31/25	110,259,692.36	11,213

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.39%
Prepayment ABS Speed	1.02%
Aggregate Starting Principal Balance	1,061,120,455.52	39,395

Delinquent Receivables:
Past Due 31-60 days	11,974,977.79	944
Past Due 61-90 days	3,608,385.43	271
Past Due 91-120 days	539,983.85	40
Past Due 121+ days	0.00	0
Total	16,123,347.07	1,255

Total 31+ Delinquent as % Ending Pool Balance	14.62%
Total 61+ Delinquent as % Ending Pool Balance	3.76%
Delinquency Trigger Occurred	NO

Recoveries	551,209.34
Aggregate Net Losses/(Gains) - August 2025	(2,679.21)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.03%
Prior Net Losses/(Gains) Ratio	0.70%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	1.15%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.92%

Overcollateralization Target Amount	21,222,409.11
Actual Overcollateralization	21,222,409.11
Weighted Average Contract Rate	8.12%
Weighted Average Remaining Term	21.62

Flow of Funds	$ Amount
Collections	8,348,731.89
Investment Earnings on Cash Accounts	21,340.40
Servicing Fee	(122,736.52)
Transfer to Collection Account	-
Available Funds	8,247,335.77

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	25,101.47
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	57,300.00
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	7,567,362.79
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	597,571.51

Total Distributions of Available Funds	8,247,335.77

Servicing Fee	122,736.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	817,050,000.00
Original Class B	61,020,000.00
Original Class C	61,020,000.00
Original Class D	47,750,000.00
Original Class E	21,220,000.00

Total Class A, B, C, D & E
Note Balance @ 08/15/25	96,604,646.04
Principal Paid	7,567,362.79
Note Balance @ 09/15/25	89,037,283.25

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class B
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class C
Note Balance @ 08/15/25	27,634,646.04
Principal Paid	7,567,362.79
Note Balance @ 09/15/25	20,067,283.25
Note Factor @ 09/15/25	32.8864032%

Class D
Note Balance @ 08/15/25	47,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	47,750,000.00
Note Factor @ 09/15/25	100.0000000%

Class E
Note Balance @ 08/15/25	21,220,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	21,220,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	82,401.47
Total Principal Paid	7,567,362.79
Total Paid	7,649,764.26

Class A-1
Coupon	0.09567%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.53000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	0.85000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	1.09000%
Interest Paid	25,101.47
Principal Paid	7,567,362.79
Total Paid to C Holders	7,592,464.26

Class D
Coupon	1.44000%
Interest Paid	57,300.00
Principal Paid	0.00
Total Paid to D Holders	57,300.00

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0817426
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.5068575
Total Distribution Amount	7.5886001

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.4113646
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	124.0144672
Total C Distribution Amount	124.4258318

D Interest Distribution Amount	1.2000000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.2000000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	5,305,602.28
Investment Earnings	19,218.54
Investment Earnings Paid	(19,218.54)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	5,305,602.28
Change	-

Required Reserve Amount	5,305,602.28

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,599,777.26	$2,238,447.56	$1,693,060.68
Number of Extensions	150	184	137
Ratio of extensions to Beginning of Period Receivables Balance	1.36%	1.78%	1.26%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2021-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.